Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
NOTE 10:                    INCOME TAXES

As of December 31, 2012 and 2011, retained earnings included approximately $5,075,000 for which no deferred income tax liability has been recognized.  This amount represents an allocation of income to bad debt deductions for tax purposes only.  Reduction of amounts so allocated for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes only, which would be subject to the then current corporate income tax rate.  The unrecorded deferred income tax liability on the above amount was approximately $1,878,000 as of both December 31, 2012 and 2011.

The provision (credit) for income taxes consists of:

	Years Ended December 31,
	2012	2011	2010

Taxes currently payable	$(292,122)	$(246,017)	$160,989
Deferred income taxes	160,784	949,122	(217,737)
	$(131,338)	$703,105	$(56,748)

The tax effects of temporary differences related to deferred taxes shown on the December 31, 2012 and 2011 balance sheets are:

	December 31, 2012	December 31, 2011
Deferred tax assets:
Allowances for loan losses	$3,233,920	$3,926,864
Writedowns on foreclosed assets held for sale	897,297	589,773
State low income housing tax credits	1,645,379	1,708,621
Federal low income housing tax and other credits	740,276	478,223
Deferred loan fees/costs	50,481	87,898
Other	241,658	241,658
	6,809,011	7,033,037
Deferred tax liabilities:
FHLB stock dividends	(120,632)	(120,632)
Unrealized appreciation on available-for-sale securities	(470,326)	(473,711)
Accumulated depreciation	(175,448)	(175,448)
Other	(77,298)	(68,310)
	(843,704)	(838,101)
Deferred tax asset before valuation allowance	5,965,307	6,194,936
Valuation allowance:
Beginning balance	(1,708,621)	(1,476,757)
Decrease from sale of state low income housing tax credits	375,415	-
Increase for state low income housing tax credits generated	(312,173)	(231,864)
Ending balance	(1,645,379)	(1,708,621)
Net deferred tax asset	$4,319,928	$4,486,315

A reconciliation of income tax expense at the statutory rate to income tax expense at the Company’s effective rate is shown below:

	Years ended December 31,

	2012	2011	2010
Computed at statutory rate	34.0%	34.0%	34.0%
Increase (reduction) in taxes resulting from:
State financial institution tax and credits	(33.1%)	(17.8%)	(83.7%)
ESOP	(3.3%)	(5.6%)	(4.4%)
Cash surrender value of life insurance	(7.9%)	(7.1%)	(8.0%)
Valuation allowance	(3.5%)	5.1%	64.3%
Other	6.6%	6.9%	(7.5%)
Actual tax provision (credit)	(7.2%)	15.5%	(5.3%)